Annual Total Returns - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund	Jun. 29, 2023
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.04%
Annual Return 2017	0.51%
Annual Return 2018	1.47%
Annual Return 2019	1.84%
Annual Return 2020	0.26%
Annual Return 2021	0.01%
Annual Return 2022	1.31%